Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
9. Stockholders’ Equity
Preferred Stock
Upon the Closing of the Business Combination, 1,000,000 preferred shares, par value $0.0001 per share, were authorized. There were no preferred shares issued and outstanding as of March 31, 2023.
Class A Common Stock
As of March 31, 2023, 497,234,220 shares of Class A Common Stock, including 6,992,844 of shares of unvested Class A Common Stock, were legally issued and outstanding. Holders of shares of Class A Common Stock are entitled to one vote per share, and together with the holders of shares of Class B Common Stock, will participate ratably in any dividends that may be declared by the Company’s Board of Directors.
Class B Common Stock
Upon the Closing of the Business Combination, certain equityholders of Alight Holdings received earnouts (the “Seller Earnouts”) that resulted in the issuance of a total of 14,999,998 Class B instruments (including 764,301 unvested shares of Class B Common Stock related to employee compensation as of March 31, 2023) to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for shares of Class A Common Stock in the Business Combination received shares of Class B Common Stock, and the equityholders of the Predecessor that continue to hold Class A units of Alight Holdings (“Continuing Unitholders”) received Class B common units of Alight Holdings.
The Class B Common Stock and Class B common units are not entitled to a vote and accrue dividends equal to amounts declared per corresponding share of Class A Common Stock and Class A unit; however, such dividends are paid if and when such share of Class B Common Stock or Class B unit converts into a share of Class A Common Stock or Class A unit. If any of the shares of Class B Common Stock or Class B common units do not vest on or before the seventh anniversary of the Closing Date, such shares or units will be automatically forfeited and cancelled for no consideration and will not be entitled to receive any cumulative dividend payments.
These Class B instruments (excluding the unvested shares of Class B Common Stock related to employee compensation) are liability classified; refer to Note 14 “Financial Instruments” for additional information.
As further described below, there are two series of Class B instruments outstanding.
Class B-1
As of March 31, 2023, 4,990,453 shares of
Class B-1
Common Stock were legally issued and outstanding, including 382,151 unvested shares of
Class B-1
Common Stock related to employee compensation. Shares of
Class B-1
Common Stock vest and automatically convert into shares of Class A Common Stock on a
1-for-1
basis if the volume weighted average price (“VWAP”) of the shares of Class A Common Stock equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
To the extent any unvested share of
Class B-1
Common Stock automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as unvested Class A consideration as if such share or unit was part of the unvested Class A consideration as of the Closing Date.
As of March 31, 2023, 2,509,546
Class B-1
common units of Alight Holdings were legally issued and outstanding.
Class B-1
common units vest and automatically convert into Class A common units of Alight Holdings on a
1-for-1
basis if the VWAP of the shares of Class A Common Stock equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Class B-2
As of March 31, 2023, 4,990,453 shares of
Class B-2
Common Stock were legally issued and outstanding, including 382,151 unvested shares of
Class B-2
Common Stock related to employee compensation. Shares of
Class B-2
Common Stock vest and automatically convert into shares of Class A Common Stock on a
1-for-1
basis if the VWAP of the shares of Class A Common Stock equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
To the extent any unvested share of
Class B-2
Common Stock automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as unvested Class A consideration as if such share or unit was part of the unvested Class A consideration as of the Closing Date.
As of March 31, 2023, 2,509,546
Class B-2
common units of Alight Holdings were legally issued and outstanding.
Class B-2
common units vest and automatically convert into Class A common units of Alight Holdings on a
1-for-1
basis if the VWAP of the shares of Class A Common Stock equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Class B-3
Upon the Closing of the Business Combination, 10,000,000 shares of
Class B-3
Common Stock, par value $0.0001, were authorized. There are no shares of
Class B-3
Common Stock issued and outstanding as of March 31, 2023.
Class V Common Stock
As of March 31, 2023, 44,135,874 shares of Class V Common Stock were legally issued and outstanding. Holders of Class V Common Stock are entitled to one vote per share and have no economic rights. The Class V Common Stock is held on a
1-for-1
basis with Class A Units in Alight Holdings held by Continuing Unitholders. The Class A Units, together with an equal number of shares of Class V Common Stock, can be exchanged for an equal number of shares of Class A Common Stock.
Class Z Common Stock
Upon the Closing of the Business Combination, a total of 8,671,507 Class Z instruments were issued to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for shares of Class A Common Stock in the Business Combination received shares of Class Z Common Stock, and the Continuing Unitholders received Class Z common units of Alight Holdings. The Class Z instruments were issued to the equityholders of the Predecessor to allow for the re-allocation
of the consideration paid to the holders of unvested management equity (i.e., the unvested shares of Class A,
Class B-1,
and
Class B-2
Common Stock) to the equityholders of the Predecessor in the event such equity is forfeited under the terms of the applicable award agreement and will only vest in connection with any such forfeiture.

As of March 31, 2023, 5,197,081 shares of Class Z Common Stock (4,663,187
Class Z-A,
266,947
Class Z-B-1,
and 266,947
Class Z-B-2)
were legally issued and outstanding. Holders of shares of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
Common Stock are not entitled to voting rights. The Class Z shares convert into shares of Class A Common Stock,
Class B-1
Common Stock or
Class B-2
Common Stock, as applicable, in connection with the ultimate forfeiture of the shares of unvested Class A, unvested
Class B-1,
and unvested
Class B-2
common stock issued to participating management holders.
As of March 31, 2023, 2,856,875 Class Z common units (2,563,387
Class Z-A,
146,744
Class Z-B-1,
and 146,744
Class Z-B-2)
were legally issued and outstanding. Holders of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
common units are not entitled to voting rights. The Class Z units convert into units of Alight Holdings Class A common units, Alight Holdings
Class B-1
or Alight Holdings
Class B-2
common units, as applicable, in connection with the ultimate forfeiture of the shares of unvested Class A, unvested
Class B-1,
and unvested
Class B-2
common stock issued to participating management holders.
Class A Units
Holders of Alight Holdings Class A units can exchange all or any portion of their Class A units, together with the cancellation of an equal number of shares of Class V Common Stock, for a number of shares of Class A Common Stock equal to the number of exchanged Class A units. Alight has the option to cash settle any future exchange.
The Continuing Unitholders’ ownership of Class A units represents the noncontrolling interest of the Company, which is accounted for as permanent equity on the Condensed Consolidated Balance Sheets. As of March 31, 2023, there were 541,370,094 Class A Units outstanding, of which 497,234,220 are held by the Company and 44,135,874 are held by the noncontrolling interest of the Company.
The Alight Holdings limited liability company agreement contains provisions which require that a one-to-one
ratio is maintained between each class of Alight Holdings units held by Alight and its subsidiaries (including the Alight Group, Inc. and certain tax blocker entities, but excluding subsidiaries of Alight Holdings) and the number of outstanding shares of the corresponding class of Alight common stock, subject to certain exceptions (including in respect of management equity in the form of options, rights or other securities which have not been converted into or exercised for Alight common stock). In addition, the Alight Holdings limited liability company agreement permits Alight, in its capacity as the managing member of Alight Holdings, to take actions to maintain such ratio, including undertaking stock splits, combinations, recapitalizations and exercises of the exchange rights of holders of Alight Holdings units.
Exchange of Class A Units
During the three months ended March 31, 2023, 19,345,591 Class A units and a corresponding number of shares of Class V Common Stock were exchanged for Class A Common Stock. As a result of the exchanges, Alight, Inc. increased its ownership in Alight Holdings and accordingly increased its equity by approximately $194 million, recorded in Additional paid-in
capital. Pursuant to the TRA, described in Note 15 “Tax Receivable Agreement,” the Class A unit exchanges created additional TRA liabilities of $67 million, with offsets to Additional paid-in-capital.
An additional $18 million increase to Additional
paid-in-capital
was due to exchanges as a result of deferred tax assets due to our change in ownership.
Secondary Offering
On March 6, 2023, the Company completed a secondary offering of 46,000,000 shares of the Company’s Class A Common Stock by certain selling stockholders at a public offering price of $9.00 per share. In connection with the offering, the selling stockholders granted the underwriters a
30-day
option to purchase up to 6,900,000 additional shares of the Company’s Class A Common Stock, which the underwriters exercised in full. The Company did not sell any shares of Class A Common Stock in the offering and did not receive any proceeds from the offering. Alight paid the costs associated with the sale of shares by the selling stockholders, net of the underwriting discounts.
Share Repurchase Program
On August 1, 2022, the Company’s Board of Directors authorized a share repurchase program (the “Program”), under which the Company may repurchase up to $100 million of issued and outstanding shares of Class A Common Stock, par value $0.0001 per share, from time to time, depending on market conditions and alternate uses of capital.

The Program has no expiration date and may be suspended or discontinued at any time. The Program does not obligate the Company to purchase any particular number of shares and there is no guarantee as to any number of shares being repurchased by the Company.
During the three months ended March 31, 2023, 1,148,435 Class A Common Stock shares were repurchased under the Program for a total cost of $10 million. As of March 31, 2023, there was $78 million remaining under the Program authorization for future share repurchases. Repurchased shares are reflected as Treasury Stock on the Consolidated Balance Sheets as a component of equity.
The following table reflects the changes in our outstanding stock:

	Class A	Class B-1	Class B-2	Class V	Class Z	Treasury
Balance at December 31, 2022	470,756,961	4,990,453	4,990,453	63,481,465	5,595,577	1,506,385
Conversion of noncontrolling interest	19,345,591	—	—	(19,345,591)	—	—
Shares granted upon vesting	1,035,470	—	—	—	(398,496)	—
Issuance for compensation to non-employees (1)	18,059	—	—	—	—	—
Share repurchases	(1,148,435)	—	—	—	—	1,148,435

Balance at March 31, 2023	490,007,646	4,990,453	4,990,453	44,135,874	5,197,081	2,654,820

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.

Dividends
There were no dividends declared during the three months ended March 31, 2023.
Accumulated Other Comprehensive Income
As of March 31, 2023, the Accumulated other comprehensive income (“AOCI”) balance included unrealized gains and losses for interest rate swaps and foreign currency translation adjustments related to our foreign subsidiaries that do not have the U.S. dollar as their functional currency. The tax effect on the Company’s pre-tax
AOCI items is recorded in the AOCI balance. This tax is comprised of two items: (1) the tax effects related to the unrealized pre-tax
items recorded in AOCI and (2) the tax effect related to certain valuation allowances that have also been recorded in AOCI. When unrealized items in AOCI are recognized, the associated tax effects on these items will also be recognized in the tax provision.
Changes in accumulated other comprehensive income, net of noncontrolling interests, are as follows (in millions):

	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at December 31, 2022	$(11)	$106	$95

Other comprehensive (loss) income before reclassifications	3	(7)	(4)
Tax expense (benefit)	(1)	7	6

Other comprehensive (loss) income before reclassifications, net of tax	2	—	2

Amounts reclassified from accumulated other comprehensive income	—	(16)	(16)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	(16)	(16)

Net current period other comprehensive income, net of tax	2	(16)	(14)

Balance at March 31, 2023	$(9)	$90	$81

(1)	Foreign currency translation adjustments did not include any losses related to intercompany loans that have been designated long-term investment nature.
(2)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.

9. Stockholders’ and Members’ Equity
Predecessor Equity
Class A Common Units
There were
no
grants of Class A common units during the six months ended June 30, 2021 or the years ended December 31, 2020. Each holder of Class A common units is entitled to one vote per unit.
Class A-1
Common Units
During the six months ended June 30, 2021, the Company granted 643 Restricted
Class A-1
common units. There were no grants of
Class A-1
common units during the year ended December 31, 2020. Holders of
Class A-1
common units are not entitled to voting rights.
Class B Common Units
During the six months ended June 30, 2021 there were no grants of Class B common units, and during the year ended December 31, 2020, the Company granted 7,459 and 2,587 units, respectively. Holders of Class B common units are not entitled to voting rights.
Successor Equity
Preferred Stock
Upon the Closing of the Business Combination, 1,000,000 preferred shares, par value $0.0001, were authorized. There are no preferred shares issued and outstanding as of December 31, 2022.
Class A Common Stock
As of December 31, 2022, 478,340,245 Class A common shares, including 7,583,284 of unvested Class A common shares, were legally issued and outstanding, par value $0.0001. Holders of Class A Common Shares are entitled to one vote per share, and together with the holders of shares of Class B Common Stock, will participate ratably in any dividends that may be declared by the Company’s Board.
Class B Common Stock
Upon the Closing of the Business Combination, the Seller Earnouts resulted in the issuance of a total of 14,999,998 Class B instruments (including 797,386 Unvested Class B common shares related to employee compensation) to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for Alight Class A common shares in the Business Combination received Class B common shares, and the equityholders of the Predecessor that continue to hold Class A units of Alight Holdings (“Continuing Unitholders”) received Class B common units of Alight Holdings.

The Class B Common Stock and Class B common units are not entitled to a vote and accrue dividends equal to amounts declared per corresponding Class A common share and Class A unit; however, such dividends are paid if and when such Class B share or Class B unit converts into a Class A share or Class A unit. If any of the Class B common shares or Class B common units do not vest on or before the seventh anniversary of the Closing Date, such shares or units will be automatically forfeited and cancelled for no consideration and will not be entitled to receive any cumulative dividend payments.
These Class B instruments (excluding the Unvested B common shares related to employee compensation) are liability classified; refer to Note 14 “Financial Instruments” to our consolidated financial statements included in this Annual Report on Form
10-K
for the year ended December 31, 2022 for additional information.
As further described below, there are two series of Class B instruments outstanding.
Class B-1
As of December 31, 2022, 4,990,453
Class B-1
common shares were legally issued and outstanding, par value of $0.0001, including 398,693 Unvested
Class B-1
common shares related to employee compensation.
Class B-1
common shares vest and automatically convert into shares of Class A Common Stock on a
1-for-1
basis if the volume weighted average price (“VWAP”) of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
To the extent any Unvested
Class B-1
common share automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as Unvested Class A consideration as if such share or unit was part of the Unvested Class A consideration as of the Closing Date.
As of December 31, 2022, 2,509,546
Class B-1
common units of Alight Holdings were legally issued and outstanding.
Class B-1
common units vest and automatically convert into Class A common units of Alight Holdings on a
1-for-1
basis if the VWAP of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Class B-2
As of December 31, 2022, 4,990,453
Class B-2
common shares were legally issued and outstanding, par value of $0.0001, including 398,693 Unvested
Class B-2
common shares related to employee compensation.
Class B-2
common shares vest and automatically convert into shares of Class A common shares on a
1-for-1
basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
To the extent any Unvested
Class B-2
common share automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as Unvested Class A consideration as if such share or unit was part of the Unvested Class A consideration as of the Closing Date.
As of December 31, 2022, 2,509,546
Class B-2
common units of Alight Holdings were legally issued and outstanding.
Class B-2
common units vest and automatically convert into Class A common units of Alight Holdings on a
1
-for-1
basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Class B-3
Upon the Closing of the Business Combination, 10,000,000
Class B-3
common shares, par value $0.0001 per share, were authorized. There are no
Class B-3
common shares issued and outstanding as of December 31, 2022.
Class V Common Stock
As of December 31, 2022, 63,481,465 Class V common shares were legally issued and outstanding, par value of $0.0001. Holders of Class V Common Stock are entitled to one vote per share and have no economic rights. The Class V Common Stock is held on a
1-for-1
basis with Class A Units in Alight Holdings held by Continuing Unitholders. The Class A Units, together with an equal number of shares of Class V Common Stock, can be exchanged for an equal number of shares of Class A Common Stock.

Class Z Common Stock
Upon the Closing of the Business Combination, a total of 8,671,507 Class Z instruments were issued to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for Alight Class A common shares in the Business Combination received Class Z common shares, and the Continuing Unitholders received Class Z common units of Alight Holdings. The Class Z instruments were issued to the equityholders of the Predecessor to allow for the re-allocation
of the consideration paid to the holders of unvested management equity (i.e., the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares) to the equityholders of the Predecessor in the event such equity is forfeited under the terms of the applicable award agreement and will only vest in connection with any such forfeiture.
As of December 31, 2022, 5,595,577 Class Z common shares (5,046,819
Class Z-A,
274,379
Class Z-B-1,
and 274,379
Class Z-B-2)
were legally issued and outstanding, par value of $0.0001. Holders of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
common shares are not entitled to voting rights. The Class Z shares convert into shares of Class A Common Stock,
Class B-1
or
Class B-2
Common Stock, as applicable, in connection with the ultimate forfeiture of the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares issued to participating management holders.
As of December 31, 2022, 3,075,930 Class Z common units (2,774,272
Class Z-A,
150,829
Class Z-B-1,
and 150,829
Class Z-B-2)
were legally issued and outstanding. Holders of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
common units are not entitled to voting rights. The Class Z units convert into units of Alight Holdings Class A common units, Alight Holdings
Class B-1
or Alight Holdings
Class B-2
common units, as applicable, in connection with the ultimate forfeiture of the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares issued to participating management holders.
Class A Units
Holders of Alight Holdings Class A units can exchange all or any portion of their Class A units, together with the cancellation of an equal number of shares of Alight Class V Common Stock, for a number of shares of Alight Class A Common Stock equal to the number of exchanged Class A units. Alight has the option to cash settle any future exchange.
The Continuing Unitholders’ ownership of Class A units represents the noncontrolling interest of the Company, which is accounted for as permanent equity on the Consolidated Balance Sheets. As of December 31, 2022, there were 541,821,710 Class A Units outstanding, of which 478,340,245 are held by the Company and 63,481,465 are held by the noncontrolling interest of the Company.
The Alight Holdings Operating Agreement contains provisions which require that a one-to-one
ratio is maintained between each class of Alight Holdings units held by Alight and its subsidiaries (including the FTAC Surviving Corporation and the Alight Blockers, but excluding subsidiaries of Alight Holdings) and the number of outstanding shares of the corresponding class of Alight common stock, subject to certain exceptions (including in respect of management equity in the form of options, rights or other securities which have not been converted into or exercised for Alight common stock). In addition, the Alight Holdings Operating Agreement permits Alight, in its capacity as the managing member of Alight Holdings, to take actions to maintain such ratio, including undertaking stock splits, combinations, recapitalizations and exercises of the exchange rights of holders of Alight Holdings units.
Exchange of Class A Units
During the Successor year ended December 31, 2022, 13,978,222 Class A units and a corresponding number of shares of Class V Common Stock were exchanged for Class A Common Stock. As a result of the exchanges, Alight, Inc. increased its ownership in Alight Holdings and accordingly increased its equity by approximately $141 million, recorded in Additional paid-in
capital. Pursuant to the TRA, described in Note 15 “Tax Receivable Agreement,” the Class A unit exchanges created additional TRA liabilities of $43 million, with offsets to Additional paid-in-capital.
Additional increases to Additional
paid-in-capital
due to these exchanges were $12 million and $3 million of deferred tax liabilities and deferred tax assets, respectively, due to our change in ownership.
Share Repurchase Program
On August 1, 2022, the Company’s Board of Directors authorized a share repurchase program (the “Program”), under which the Company may repurchase up to $100 million of issued and outstanding shares of Class A Common Stock, par value $0.0001 per share, from time to time, depending on market conditions and alternate uses of capital. The Program has no expiration date and may be suspended or discontinued at any time. The Program does not obligate the Company to purchase any particular number of shares and there is no guarantee as to any number of shares being repurchased by the Company.
During the Successor year ended December 31, 2022, 1,506,385 Class A Common Stock shares were repurchased under the Program for a total cost of $12 million (including broker commissions). As of December 31, 2022, there was $88 million remaining under the Program authorization for future share repurchases. Repurchased shares are reflected as Treasury Stock on the Consolidated Balance Sheets as a component of equity.

F-58

The following table reflects the changes in our outstanding stock:

	Class A (2)	Class B-1	Class B-2	Class V	Class Z	Treasury
Balance at December 31, 2021	456,282,881	4,990,453	4,990,453	77,459,687	5,595,577	—

Conversion of noncontrolling interest	1,239,256	—	—	(1,239,256)	—	—
Shares granted upon vesting	106,188	—	—	—	—	—
Issuance for compensation to non-employees (1)	13,743	—	—	—	—	—

Balance at March 31, 2022	457,642,068	4,990,453	4,990,453	76,220,431	5,595,577	—

Conversion of noncontrolling interest	333,715	—	—	(333,715)	—	—
Shares granted upon vesting	50,132	—	—	—	—
Issuance for compensation to non-employees (1)	20,258	—	—	—	—	—

Balance at June 30, 2022	458,046,173	4,990,453	4,990,453	75,886,716	5,595,577	—

Conversion of noncontrolling interest	86,399	—	—	(86,399)	—	—
Shares granted upon vesting	135,445	—	—	—	—	—
Issuance for compensation to non-employees (1)	20,891	—	—	—	—	—
Share repurchases	(1,506,385)	—	—	—	—	1,506,385

Balance at September 30, 2022	456,782,523	4,990,453	4,990,453	75,800,317	5,595,577	1,506,385

Conversion of noncontrolling interest	12,318,852	—	—	(12,318,852)	—	—
Shares granted upon vesting	1,637,270	—	—	—	—	—
Issuance for compensation to non-employees (1)	18,316	—	—	—	—	—
Share repurchases	—	—	—	—	—	—

Balance at December 31, 2022	470,756,961	4,990,453	4,990,453	63,481,465	5,595,577	1,506,385

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.
(2)	Does not include 7,583,284 of unvested Class A common shares as of December 31, 2022.
Dividends
There were no dividends declared during the Successor year ended December 31, 2022.

Accumulated Other Comprehensive Income
As of December 31, 2022, the Accumulated other comprehensive income balance included unrealized losses for interest rate swaps and foreign currency translation adjustments related to our foreign subsidiaries that do not have the U.S. dollar as their functional currency. The tax effect for all periods presented was immaterial.
Changes in accumulated other comprehensive income (loss), net of noncontrolling interests and tax, are as follows (in millions):

	Predecessor
	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at December 31, 2019	$(3)	$(22)	$(25)

Other comprehensive (loss) income before reclassifications, net of tax	8	(47)	(39)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	22	22

Net current period other comprehensive (loss) income	8	(25)	(17)

Balance at December 31, 2020	$5	$(47)	$(42)

Other comprehensive (loss) income before reclassifications, net of tax	8	9	17
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	14	14

Net current period other comprehensive (loss) income	8	23	31

Balance at June 30, 2021	$13	$(24)	$(11)

	Successor
	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at July 1, 2021	$—	$—	$—

Other comprehensive (loss) income before reclassifications	—	9	9
Tax expense (benefit)	—	(2)	(2)

Other comprehensive (loss) income before reclassifications, net of tax	—	7	7

Amounts reclassified from accumulated other comprehensive income	—	1	1
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	1	1

Net current period other comprehensive income, net of tax	—	8	8

Balance at December 31, 2021	$—	$8	$8

Other comprehensive (loss) income before reclassifications	(13)	125	112
Tax expense (benefit)	2	(8)	(6)

Other comprehensive (loss) income before reclassifications, net of tax	(11)	117	106

Amounts reclassified from accumulated other comprehensive income	—	(19)	(19)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	(19)	(19)

Net current period other comprehensive income, net of tax	(11)	98	87

Balance at December 31, 2022	$(11)	$106	$95

(1)	Foreign currency translation adjustments include $6 million losses related to intercompany loans that have been designated long-term investment nature.
(2)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.